Taxes on Income (Details Narrative) (10-KT) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate tax rate			23.00%	24.00%	23.00%
Income tax examination description		The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.	Effective in 2018, the Tax Act reduces the U.S. statutory tax rate from 35% to 21%
Federal statutory rate	21.00%		21.00%
Net operating loss carryforwards			$ 10,141
Federal [Member]
Net operating loss carryforwards			2,095
State [Member]
Net operating loss carryforwards			$ 1,068
Net operating loss carryforwards expiration			expire in the year 2037